                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                 811-4014

(Exact name of registrant as specified in charter): Meridian Fund, Inc.

(Address of principal executive offices):          60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

(Name and address of agent for service):           Gregg B. Keeling
                                                   60 E. Sir Francis Drake Blvd
                                                   Ste. #306
                                                   Larkspur, CA. 94939

Registrant's telephone number:                     (415) 461-8770

Date of fiscal year end:                           June 30, 2008

Date of reporting period:                          September 30, 2007

ITEM 1 - SCHEDULE OF INVESTMENTS

MERIDIAN EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCKS - 95.2%

  APPAREL - 2.5%
     VF Corp. ..........................        13,200         $ 1,065,900


  AUTO COMPONENTS - 2.8%
     Autoliv, Inc. (Sweden).............        20,080           1,199,780


  BANKING - 2.2%
     Comerica, Inc. ....................        18,345             940,732


  BASIC MATERIALS - 5.5%
     PPG Industries, Inc. ..............        15,090           1,140,050
     Rohm & Haas Co. ...................        21,500           1,196,905
                                                               -----------
                                                                 2,336,955

  BROKERAGE & MONEY MANAGEMENT - 5.7%
     Federated Investors, Inc. Class B..        30,655           1,217,003
     Waddell & Reed Financial, Inc.
       Class A..........................        44,775           1,210,268
                                                               -----------
                                                                 2,427,271

  BUILDING-TOOLS & MACHINERY - 2.5%
     Stanley Works (The)................        18,550           1,041,212


  BUSINESS PRODUCTS - 2.5%
     Diebold, Inc. .....................        23,675           1,075,318


  BUSINESS SERVICES - 2.3%
     R. R. Donnelley & Sons Co. ........        26,815             980,356


  CHEMICALS - 5.6%
     E.I. du Pont de Nemours & Co. .....        22,580           1,119,065
     RPM International, Inc. ...........        51,225           1,226,839
                                                               -----------
                                                                 2,345,904

  CONSUMER PRODUCTS - 2.6%
     Reynolds American, Inc. ...........        17,305           1,100,425


  DIVERSIFIED OPERATIONS - 5.9%
     3M Co. ............................        13,640           1,276,431
     Eaton Corp. .......................        12,220           1,210,269
                                                               -----------
                                                                 2,486,700

  ELECTRICAL EQUIPMENT - 6.0%
     Emerson Electric Co. ..............        24,375           1,297,237
     Hubbell, Inc. Class B..............        21,950           1,253,784
                                                               -----------
                                                                 2,551,021

  FURNITURE & FIXTURES - 2.1%
     Leggett & Platt, Inc. .............        46,225             885,671


  HEALTHCARE PRODUCTS - 2.7%
     Johnson & Johnson..................        17,535           1,152,049


  INDUSTRIAL PRODUCTS - 2.3%
     Bemis Co., Inc. ...................        34,000             989,740


  INDUSTRIAL SERVICES - 5.4%
     Genuine Parts Co. .................        21,885           1,094,250
     Waste Management, Inc. ............        31,690           1,195,981
                                                               -----------
                                                                 2,290,231

  INSURANCE - 5.0%
     Lincoln National Corp. ............        16,085           1,061,127
     Mercury General Corp. .............        19,445           1,048,669
                                                               -----------
                                                                 2,109,796

  INSURANCE BROKERS - 2.6%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................        26,325           1,077,746


  LEISURE & AMUSEMENT - 2.7%
     Carnival Corp. ....................        23,440           1,135,199


  OFFICE SUPPLIES - 2.3%
     Avery Dennison Corp. ..............        17,155             978,178


  OIL & GAS - 5.7%
     BP plc ADR
       (United Kingdom).................        15,400           1,067,990
     Chevron Corp. .....................        14,200           1,328,836
                                                               -----------
                                                                 2,396,826

MERIDIAN EQUITY INCOME FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                Shares            Value*
                                           ---------------   ---------------
COMMON STOCK (continued)


  PAPER/FOREST PRODUCTS - 4.5%
     Kimberly-Clark Corp. ..............        15,650         $ 1,099,569
     Sonoco Products Co. ...............        26,600             802,788
                                                               -----------
                                                                 1,902,357

  RETAIL - 2.3%
     Limited Brands, Inc. ..............        41,975             960,808


  TECHNOLOGY - 3.4%
     Intel Corp. .......................        54,725           1,415,188


  TELECOMMUNICATIONS SERVICES - 2.9%
     AT&T, Inc. ........................        28,980           1,226,144


  TOYS - 2.4%
     Mattel, Inc. ......................        43,100           1,011,126


  TRANSPORTATION - 2.8%
     United Parcel Service, Inc. Class
       B................................        15,565           1,168,932


  TOTAL INVESTMENTS - 95.2%
     (Identified cost $35,323,760)........................      40,251,565

CASH AND OTHER ASSETS,
  LESS LIABILITIES - 4.8%.................................       2,025,223
                                                               -----------


NET ASSETS - 100.0%.......................................     $42,276,788
                                                               ===========





The aggregate book cost is $35,323,760.

The aggregate gross unrealized appreciation is $5,272,941.
The aggregate gross unrealized depreciation is $(345,136).
The net unrealized appreciation is $4,927,805.
ADR - American Depository Receipt

   * INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN GROWTH FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 95.1%

  AEROSPACE/DEFENSE - 2.7%
     BE Aerospace, Inc.*................              1,319,500      $   54,798,835


  BANKING - 6.3%
     Annaly Capital Management, Inc.
       REIT.............................              2,580,000          41,099,400
     SVB Financial Group*...............                872,200          41,307,392
     UCBH Holdings, Inc. ...............              2,573,816          44,990,304
                                                                     --------------
                                                                        127,397,096

  BROKERAGE & MONEY MANAGEMENT - 4.7%
     Affiliated Managers Group, Inc.*...                374,900          47,803,499
     T. Rowe Price Group, Inc. .........                847,250          47,183,353
                                                                     --------------
                                                                         94,986,852

  BUSINESS PRODUCTS - 2.4%
     Diebold, Inc. .....................              1,053,325          47,842,022


  BUSINESS SERVICES - 4.5%
     CSG Systems International, Inc.*...              2,029,330          43,123,263
     Global Payments, Inc. .............              1,112,900          49,212,438
                                                                     --------------
                                                                         92,335,701

  CELLULAR COMMUNICATIONS - 2.7%
     American Tower Corp. Class A*......              1,281,000          55,774,740


  CHEMICALS - 2.5%
     RPM International, Inc. ...........              2,113,610          50,620,960


  CONSTRUCTION - 2.0%
     Granite Construction, Inc. ........                775,585          41,121,517


  CONSUMER SERVICES - 2.3%
     Rollins, Inc. .....................              1,715,287          45,781,010


  ENERGY - 2.3%
     FMC Technologies, Inc.*............                828,200          47,754,012


  HEALTHCARE INFORMATION SERVICES - 2.7%
     Cerner Corp.*......................                935,230          55,936,106


  HEALTHCARE PRODUCTS - 8.7%
     C. R. Bard, Inc. ..................                715,475          63,097,740
     DENTSPLY International, Inc. ......              1,546,000          64,375,440
     Edwards Lifesciences Corp.*........                983,685          48,505,507
                                                                     --------------
                                                                        175,978,687

  HEALTHCARE SERVICES - 6.1%
     Apria Healthcare Group, Inc.*......              1,050,300          27,318,303
     DaVita, Inc.*......................                793,900          50,158,602
     Laboratory Corp. of America
       Holdings*........................                591,200          46,249,576
                                                                     --------------
                                                                        123,726,481

  HOTELS & LODGING - 3.1%
     Las Vegas Sands Corp.*.............                466,200          62,200,404


  INDUSTRIAL PRODUCTS - 4.1%
     Airgas, Inc. ......................                476,967          24,625,806
     Dionex Corp.*......................                728,600          57,894,556
                                                                     --------------
                                                                         82,520,362

  INDUSTRIAL SERVICES - 1.9%
     Allied Waste Industries, Inc.*.....              3,043,025          38,798,569


  INSURANCE - 2.5%
     Mercury General Corp. .............                961,776          51,868,580


  INSURANCE BROKERS - 4.8%
     Brown & Brown, Inc. ...............              1,795,350          47,217,705
     Willis Group Holdings, Ltd. (United
       Kingdom).........................              1,225,830          50,185,480
                                                                     --------------
                                                                         97,403,185

  LEISURE & AMUSEMENT - 3.2%
     Royal Caribbean Cruises, Ltd. .....              1,191,835          46,517,320
     Winnebago Industries, Inc. ........                756,300          18,060,444
                                                                     --------------
                                                                         64,577,764

MERIDIAN GROWTH FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)


  RESTAURANTS - 3.3%
     CBRL Group, Inc. ..................                525,188      $   21,427,670
     Darden Restaurants, Inc. ..........              1,100,800          46,079,488
                                                                     --------------
                                                                         67,507,158

  RETAIL - 5.1%
     Bed Bath & Beyond, Inc.*...........                585,000          19,960,200
     PetSmart, Inc. ....................              1,471,000          46,924,900
     Ross Stores, Inc. .................              1,457,500          37,370,300
                                                                     --------------
                                                                        104,255,400

  TECHNOLOGY - 6.8%
     ACI Worldwide, Inc.*...............                455,240          10,174,614
     International Rectifier Corp.*.....              1,325,500          43,728,245
     Network Appliance, Inc.*...........              1,651,200          44,433,792
     Zebra Technologies Corp. Class A*..              1,108,713          40,456,937
                                                                     --------------
                                                                        138,793,588

  TECH-SOFTWARE - 8.1%
     Advent Software, Inc.*.............              1,066,438          50,090,593
     BEA Systems, Inc.*.................              3,725,000          51,665,750
     Cognos, Inc. (Canada)*.............              1,255,565          52,143,614
     MICROS Systems, Inc.*..............                159,300          10,365,651
                                                                     --------------
                                                                        164,265,608

  TRANSPORTATION - 0.7%
     AirTran Holdings, Inc.*............              1,433,200          14,102,688


  WHOLESALE - 1.6%
     United Stationers, Inc.*...........                575,000          31,924,000

  TOTAL COMMON STOCKS - 95.1%
     (Cost $1,499,231,026).....................................       1,932,271,325
                                                                     --------------
                                                                        Value***
                                                                  --------------------
U.S. GOVERNMENT OBLIGATIONS - 2.9%
     U.S. Treasury Bill @ 4.129%**
       due 10/04/07
       (Face Value $20,000,000)................................          19,988,750
     U.S. Treasury Bill @ 4.221%** due 11/15/07
       (Face Value $20,000,000)................................          19,892,422
     U.S. Treasury Bill @ 3.978%**
       due 12/06/07
       (Face Value $20,000,000)................................          19,865,140
                                                                     --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $59,734,217)........................................          59,746,312
                                                                     --------------

  TOTAL INVESTMENTS - 98.0%
     (Cost $1,558,965,243).....................................       1,992,017,637

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.0%.................          40,966,265
                                                                     --------------

NET ASSETS - 100.0%............................................      $2,032,983,902
                                                                     ==============




The aggregate book cost is $1,558,965,243.

The aggregate gross unrealized appreciation is $467,361,973.
The aggregate gross unrealized depreciation is $(34,309,579).
The net unrealized appreciation is $433,052,394.

REIT - Real Estate Investment Trust

    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

MERIDIAN VALUE FUND

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCKS - 94.8%

  AEROSPACE/DEFENSE - 2.7%
     BE Aerospace, Inc.*................              1,122,600      $   46,621,578


  AGRICULTURE - 3.0%
     Bunge, Ltd. .......................                190,800          20,501,460
     UAP Holding Corp. .................                983,600          30,845,696
                                                                     --------------
                                                                         51,347,156

  APPAREL - 4.6%
     Hanesbrands, Inc.*.................                634,800          17,812,488
     Liz Claiborne, Inc. ...............                888,700          30,509,071
     Quiksilver, Inc.*..................              2,218,000          31,717,400
                                                                     --------------
                                                                         80,038,959

  BANKING - 3.7%
     Annaly Capital Management, Inc.
       REIT.............................              2,336,500          37,220,445
     Friedman, Billings, Ramsey Group,
       Inc. Class A.....................                800,600           3,690,766
     Regions Financial Corp. ...........                821,100          24,206,028
                                                                     --------------
                                                                         65,117,239

  BROKERAGE & MONEY MANAGEMENT - 1.5%
     Federated Investors, Inc. Class B..                678,200          26,924,540


  BUSINESS PRODUCTS - 1.8%
     Diebold, Inc. .....................                703,800          31,966,596


  BUSINESS SERVICES - 1.2%
     Hewitt Associates, Inc. Class A*...                613,500          21,503,175


  CONSUMER PRODUCTS - 8.1%
     Avon Products, Inc. ...............              1,289,200          48,383,676
     Blount International, Inc.*........                677,800           7,699,808
     Briggs & Stratton Corp. ...........                618,400          15,571,312
     Electronic Arts, Inc.*.............                572,000          32,026,280
     Pactiv Corp.*......................              1,303,100          37,346,846
                                                                     --------------
                                                                        141,027,922

  CONSUMER PRODUCTS/FOOD & BEVERAGE - 4.6%
     Anheuser-Busch Cos., Inc. .........                872,100          43,596,279
     International Flavors & Fragrances,
       Inc. ............................                685,400          36,230,244
                                                                     --------------
                                                                         79,826,523

  EDUCATION - 1.5%
     Corinthian Colleges, Inc.*.........              1,680,100          26,730,391


  ENERGY - 6.3%
     Exterran Holdings, Inc.*...........                339,950          27,311,583
     GlobalSanteFe Corp. ...............                306,800          23,322,936
     International Coal Group, Inc.*....              4,975,300          22,090,332
     Kinder Morgan Management, LLC*.....                785,221          36,709,104
                                                                     --------------
                                                                        109,433,955

  HEALTHCARE PRODUCTS - 11.9%
     Abbott Laboratories................                412,000          22,091,440
     American Medical Systems Holdings,
       Inc.*............................              1,540,600          26,113,170
     Baxter International, Inc. ........                954,800          53,736,144
     Beckman Coulter, Inc. .............                712,600          52,561,376
     Cooper Cos, Inc. (The).............                521,400          27,331,788
     STERIS Corp. ......................                889,000          24,296,370
                                                                     --------------
                                                                        206,130,288

  HEALTHCARE SERVICES - 1.0%
     Apria Healthcare Group, Inc.*......                634,600          16,505,946


  INDUSTRIAL PRODUCTS - 9.1%
     Albany International Corp. Class
       A................................                668,700          25,069,563
     Cabot Corp. .......................                561,900          19,964,307
     Chemtura Corp. ....................              2,427,800          21,583,142
     Mine Safety Appliances Co. ........                453,350          21,357,319
     Schnitzer Steel Industries, Inc.
       Class A..........................                466,500          34,189,785
     Sealed Air Corp. ..................              1,403,900          35,883,684
                                                                     --------------
                                                                        158,047,800

MERIDIAN VALUE FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                  Shares                Value***
                                           --------------------   --------------------
COMMON STOCK (continued)


  INDUSTRIAL SERVICES - 0.5%
     ABM Industries, Inc. ..............                420,400      $    8,399,592


  INFORMATION TECHNOLOGY SERVICES - 1.7%
     CACI International, Inc. Class A*..                591,700          30,229,953


  INSURANCE BROKERS - 1.9%
     Willis Group Holdings, Ltd. (United
       Kingdom).........................                790,700          32,371,258


  LEISURE & AMUSEMENT - 1.9%
     Polaris Industries, Inc. ..........                340,500          14,852,610
     Shuffle Master, Inc.*..............              1,169,900          17,490,005
                                                                     --------------
                                                                         32,342,615

  MEDIA - 1.0%
     Grupo Televisa SA ADR (Mexico).....                732,000          17,692,440

  OIL & GAS - 1.8%
     BP plc ADR (United Kingdom)........                324,600          22,511,010
     Edge Petroleum Corp.*..............                685,200           8,797,968
                                                                     --------------
                                                                         31,308,978

  PHARMACEUTICALS - 5.8%
     Charles River Laboratories
       International, Inc.*.............                577,900          32,449,085
     MGI Pharma, Inc.*..................              1,484,600          41,242,188
     Schering-Plough Corp. .............                861,500          27,249,245
                                                                     --------------
                                                                        100,940,518

  TECHNOLOGY - 9.7%
     Avid Technology, Inc.*.............                677,400          18,343,992
     Entegris, Inc.*....................              2,215,900          19,234,012
     Intel Corp. .......................              1,758,000          45,461,880
     Intermec, Inc.*....................                915,200          23,905,024
     Western Digital Corp.*.............              1,371,900          34,736,508
     Zebra Technologies Corp. Class A*..                760,400          27,746,996
                                                                     --------------
                                                                        169,428,412

  TECH-SOFTWARE - 2.2%
     Cognos, Inc.* (Canada).............                817,000          33,930,010
     Secure Computing Corp.*............                431,700           4,200,441
                                                                     --------------
                                                                         38,130,451

  TELECOMMUNICATIONS EQUIPMENT - 1.7%
     Nokia Oyj ADR (Finland)............                769,100          29,171,963


  UTILITIES - 5.6%
     Dynegy, Inc. Class A*..............              4,438,300          41,009,892
     Hawaiian Electric Industries,
       Inc. ............................              1,108,375          24,062,821
     Progress Energy, Inc. .............                694,400          32,532,640
                                                                     --------------
                                                                         97,605,353

  TOTAL COMMON STOCKS - 94.8%
     (Cost $1,451,233,156).....................................       1,648,843,601
                                                                     --------------
U.S. GOVERNMENT OBLIGATIONS - 3.4%
     U.S. Treasury Bill @ 4.129%**
       due 10/04/07
       (Face Value $15,000,000)................................          14,991,562
     U.S. Treasury Bill @ 4.519%**
       due 11/08/07
       (Face Value $15,000,000)................................          14,926,500
     U.S. Treasury Bill @ 4.221%**
       due 11/15/07
       (Face Value $15,000,000)................................          14,919,317
     U.S. Treasury Bill @ 3.966%**
       due 12/13/07
       (Face Value $15,000,000)................................          14,889,045
                                                                     --------------

  TOTAL U.S. GOVERNMENT OBLIGATIONS
     (Cost $59,716,285)........................................          59,726,424
                                                                     --------------

  TOTAL INVESTMENTS - 98.2%
     (Cost $1,510,949,441).....................................       1,708,570,025
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.8%.................          31,229,077
                                                                     --------------
NET ASSETS - 100.0%............................................      $1,739,799,102
                                                                     ==============




The aggregate book cost is $1,510,949,441.

The aggregate gross unrealized appreciation is $247,480,585.
The aggregate gross unrealized depreciation is $(49,860,001).
The net unrealized appreciation is $197,620,584.

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

MERIDIAN VALUE FUND

SEPTEMBER 30, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



    * Non-income producing securities

   ** Annualized yield at date of purchase

  *** INVESTMENT VALUATION: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by the Adviser under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors. Short-term securities with original or remaining maturities more than 60 days are valued at the mean of their quoted bid and asked prices. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

ITEM 2 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Filed herewith
--------------

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

    Meridian Fund, Inc.

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: October 29, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Gregg B. Keeling
    ----------------------------
    Gregg B. Keeling
    CFO & Treasurer

Date: October 29, 2007

By: /s/ Richard F. Aster
    ----------------------------
    Richard F. Aster
    President & CEO

Date: October 29, 2007